Note 1 - Basis of Presentation and General Information	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.
Basis of Presentation and General Information

Euroseas Ltd. was formed on
May 5, 2005
under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship owning companies in existence at that time. Euroseas Ltd, through its wholly owned vessel owning subsidiaries (collectively the “Company”) is engaged in the ocean transportation of drybulk commodities and containers through ownership and operation of drybulk vessels and containerships.

The operations of the vessels are managed by Eurobulk (“Management Company”) and Eurobulk FE, (collectively the “Management Companies”), corporations controlled by members of the Pittas family. Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manilla, Philippines Suite
1003,
10th
Floor Ma. Natividad Building,
470
T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note
5
).

The Pittas family is the controlling shareholder of Friends Investment Company Inc. which, in turn, owns
29.1%
of the Company’s shares as of
March 31, 2017.

The accompanying unaudited condensed consolidated financial statements include the accounts of Euroseas Ltd., and its wholly owned vessel owning subsidiaries and should be read in conjunction with the audited consolidated financial statements for the year ended
December 31, 2016
as filed with the Securities and Exchange Commission (“SEC”) on Form
20
-F.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not
include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the three
month period ended
March 31, 2017
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December 31, 2017.

As of
March 31, 2017,
the Company had a cash balance of
$10.84
million and cash in restricted retention accounts of
$7.57
million and a working capital surplus of
$0.17
million and has been incurring losses.

The Company has under construction
one
Kamsarmax newbuilding vessel with a total contracted amount of
$22.5
million remaining to be paid. An amount of
$2.25
million was paid on
April 6, 2017.
Another instalment of
$2.25
million will be paid
not
earlier than
September 29, 2017.
The
third
instalment of
$2.25
million will be paid after the launching of the vessel which is scheduled not
earlier than
February 28, 2018.
The final instalment of the
$15.75
million will be paid with the delivery of the vessel within the second
quarter of
2018.

The Company intends to fund its working capital requirements and its capital commitments via cash at hand, cash flow from operations, new mortgage debt financing for the vessel under construction, debt balloon payment refinancing, proceeds from its on-going at-the-market offering and other equity offerings. In the unlikely event that these are not
sufficient the Company
may
also draw down up to
$4.00
million under a commitment from COLBY Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, and possible vessel sales (where equity will be released) or sale of the newbuilding contract itself, if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. Consequently, the interim condensed consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.